SCHEDULE OF FAIR VALUE, ASSETS AND LIABILITIES MEASURED ON RECURRING BASIS (Details) - USD ($) $ / shares in Units, $ in Thousands	Jan. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability, warrants exercisable at $0.30 through September 2024	$ 1,127	$ 4,929	$ 17	$ 19
Warrant exercise price per share	$ 0.25	$ 0.30	$ 0.372
Total		$ 22,082	$ 17,166
Total Financial Assets at Fair Value	$ 17,154	17,153
Preferred stock redemption liability	87
Total financial liabilities at fair value	$ 1,214	4,929
Private Placement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability, warrants exercisable at $0.30 through September 2024		$ 4,902
Warrant exercise price per share	$ 0.70	$ 0.70
Common stock warrant liability, warrants exercisable at $0.70 through 5 years after the date such warrants become exercisable, if ever (Private Placement Warrants)	$ 1,120	$ 4,902
Through September 2024 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability, warrants exercisable at $0.30 through September 2024	7	27	17
Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents (money market funds)	17,154	17,153	17,149
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total		17,153	17,149
Total Financial Assets at Fair Value	17,154	17,153
Preferred stock redemption liability
Total financial liabilities at fair value
Fair Value, Inputs, Level 1 [Member] | Private Placement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability, warrants exercisable at $0.30 through September 2024
Common stock warrant liability, warrants exercisable at $0.70 through 5 years after the date such warrants become exercisable, if ever (Private Placement Warrants)
Fair Value, Inputs, Level 1 [Member] | Through September 2024 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability, warrants exercisable at $0.30 through September 2024
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents (money market funds)	17,154	17,153	17,149
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total
Total Financial Assets at Fair Value
Preferred stock redemption liability
Total financial liabilities at fair value
Fair Value, Inputs, Level 2 [Member] | Private Placement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability, warrants exercisable at $0.30 through September 2024
Common stock warrant liability, warrants exercisable at $0.70 through 5 years after the date such warrants become exercisable, if ever (Private Placement Warrants)
Fair Value, Inputs, Level 2 [Member] | Through September 2024 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability, warrants exercisable at $0.30 through September 2024
Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents (money market funds)
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total		4,929	17
Total Financial Assets at Fair Value
Preferred stock redemption liability	87
Total financial liabilities at fair value	1,214	4,929
Fair Value, Inputs, Level 3 [Member] | Private Placement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability, warrants exercisable at $0.30 through September 2024		4,902
Common stock warrant liability, warrants exercisable at $0.70 through 5 years after the date such warrants become exercisable, if ever (Private Placement Warrants)	1,120	4,902
Fair Value, Inputs, Level 3 [Member] | Through September 2024 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability, warrants exercisable at $0.30 through September 2024	7	27	17
Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents (money market funds)